IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES
Under the section entitled “Fund Summary Information,” please add the following as the final sentence to the “Risk/Return Summary: Fees and Expenses” introductory paragraph:
“More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus and in “Appendix B” to this Prospectus.”

The Federated Funds include all of the following registrants (including any of their share classes):
FEDERATED EQUITY INCOME FUND, INC.
FEDERATED GLOBAL ALLOCATION FUND
FEDERATED GOVERNMENT INCOME SECURITIES, INC.
FEDERATED HIGH INCOME BOND FUND, INC.
FEDERATED MDT LARGE CAP VALUE FUND
FEDERATED MUNICIPAL SECURITIES FUND, INC.
FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST
PORTFOLIOS OF FEDERATED EQUITY FUNDS
Federated Clover Small Value Fund
Federated Clover Value Fund
Federated Global Strategic Value Dividend Fund
Federated Prudent Bear Fund
Federated Absolute Return Fund
Federated Kaufmann Fund
Federated Kaufmann Large Cap Fund
Federated Kaufmann Small Cap Fund
Federated Managed Volatility Fund
Federated MDT Mid Cap Growth Fund
Federated Strategic Value Dividend Fund
Federated InterContinental Fund
Federated International Strategic Value Divided Fund
PORTFOLIOS OF FIXED INCOME SECURITIES, INC.
Federated Municipal Ultrashort Fund
Federated Strategic Income Fund
PORTFOLIOS OF FEDERATED HIGH YIELD TRUST
Federated Equity Advantage Fund
Federated High Yield Trust
PORTFOLIOS OF FEDERATED INCOME SECURITIES TRUST
Federated Floating Rate Strategic Income Fund
Federated Fund for U.S. Government Securities
Federate Muni and Stock Advantage Fund
Federated Capital Income Fund
Federated Real Return Bond Fund
Federated Short-Term Income Fund

PORTFOLIO OF FEDERATED INDEX TRUST
Federated Max-Cap Index Fund
PORTFOLIOS OF FEDERATED INSTITUTIONAL TRUST
Federated Government Ultrashort Duration Fund
Federated Short-Intermediate Total Return Bond Fund
PORTFOLIO OF FEDERATED INTERNATIONAL SERIES, INC.
Federated Global Total Return Bond Fund
PORTFOLIO OF FEDERATED INVESTMENT SERIES FUNDS, INC.
Federated Bond Fund
PORTFOLIOS OF FEDERATED MDT SERIES
Federated MDT All Cap Core Fund
Federated MDT Balanced Fund
Federated MDT Large Cap Growth Fund
Federated MDT Small Cap Core Fund
Federated MDT Small Cap Growth Fund
PORTFOLIOS OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST
Federated Municipal High Yield Advantage Fund
Federated Pennsylvania Municipal Income Fund
Federated Michigan Intermediate Municipal Trust
Federated New York Municipal Income Fund
Federated Ohio Municipal Income Fund
PORTFOLIOS OF FEDERATED TOTAL RETURN SERIES, INC.
Federated Total Return Bond Fund
Federated Ultrashort Bond Fund
PORTFOLIOS OF FEDERATED WORLD INVESTMENT SERIES, INC.
Federated International Leaders Fund
Federated International Small-Mid Company Fund
Federated Emerging Market Debt Fund
April 10, 2017

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453756 (4/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.